Schedule of Inventory Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Beginning balance	$ 1,099	$ 48
Additions for obsolete inventory	7,627	1,051
Write-offs	(6,437)
Ending balance	$ 2,289	$ 1,099